FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Composition of consolidated financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Financial assets Book value	R$ 12,142,120	R$ 16,044,639
Financial assets Fair value	12,142,120	16,044,639
Financial liabilities Book value	27,840,254	24,886,888
Fair value of financial liabilities	27,840,254	24,887,212
Cash and cash equivalents | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	2,273,834	6,448,483
Current financial assets Fair value	2,273,834	6,448,483
Financial investments | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	1,016	30,109
Noncurrent financial assets Book value	43,295	37,238
Current financial assets Fair value	1,016	30,109
Noncurrent financial assets Fair value	43,295	37,238
Trade accounts receivable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	8,691,114	8,100,269
Noncurrent financial assets Book value	399,029	470,882
Current financial assets Fair value	8,691,114	8,100,269
Noncurrent financial assets Fair value	399,029	470,882
Derivative financial instruments | Measured at fair value through OCI | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	113,501	6,451
Noncurrent financial assets Book value	44,522	54,433
Current financial assets Fair value	113,501	6,451
Noncurrent financial assets Fair value	44,522	54,433
Sale of real estate and other receivables (Note 11) | Measured at fair value through OCI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	93,142	132,963
Noncurrent financial assets Book value	48,438	97,523
Related - party Receivables (Note 29) | Measured at fair value through OCI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	253,144	301,427
Noncurrent financial assets Book value	181,085	364,861
Trade accounts payable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	7,415,798	7,132,402
Current financial liabilities Fair value	7,415,798	7,132,402
Loans and financing borrowings [member] | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	1,073,090	224,606
Noncurrent financial liabilities Book value		4
Current financial liabilities Fair value	1,073,090	224,606
Noncurrent financial liabilities Fair value		4
Leases | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	3,503,167	2,907,481
Noncurrent financial liabilities Book value	8,529,436	8,322,618
Current financial liabilities Fair value	3,503,167	2,907,481
Noncurrent financial liabilities Fair value	8,529,436	8,322,618
Debentures | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	236,833	1,028,463
Noncurrent financial liabilities Book value	3,500,000
Current financial liabilities Fair value	236,833	1,028,787
Noncurrent financial liabilities Fair value	3,500,000
Licenses | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	652,301	2,746,342
Noncurrent financial liabilities Book value	1,191,670	1,704,464
Current financial liabilities Fair value	652,301	2,746,342
Noncurrent financial liabilities Fair value	1,191,670	1,704,464
Derivative financial instruments | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	16
Current financial liabilities Fair value	16
Derivative financial instruments | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	86,532	4,538
Current financial liabilities Fair value	86,532	4,538
Derivative financial instruments | Measured at fair value through OCI | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	77,593	69,022
Noncurrent financial liabilities Fair value	77,593	69,022
Liabilities for the acquisition of a company | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	554,554
Current financial liabilities Fair value	554,554
Liabilities for the acquisition of a company | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	60,745
Noncurrent financial liabilities Fair value	60,745
Liabilities with ANATEL | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	35,502	47,976
Current financial assets Fair value	35,502	47,976
Liabilities with ANATEL | Measured at fair value through OCI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Fair value		517,147
Liabilities with ANATEL | Amortized cost | Measured at fair value through OCI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial assets Book value	734,833	517,147
Noncurrent financial assets Fair value	734,833
Amounts to be refunded to customers | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	63,460	43,964
Current financial assets Fair value	63,460	43,964
Liabilities with related parties | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	118,303	134,221
Noncurrent financial assets Book value	6,421	3,640
Current financial assets Fair value	118,303	134,221
Noncurrent financial assets Fair value	R$ 6,421	R$ 3,640